Non-current and current Borrowings - Summary of Changes in Liabilities from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,225.7	$ 2,337.4
Cash inflows	175.1
Cash outflows	(297.1)	(143.6)
Currency translation	36.3	(7.2)
Other non-cash changes	41.0	38.9
Ending Balance	2,181.0	2,225.7
Non-current borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,115.0	2,219.6
Cash inflows	175.1
Cash outflows	(255.2)	(115.8)
Currency translation	30.1	(5.8)
Other non-cash changes	0.6	16.9
Ending Balance	2,065.7	2,115.0
Current borrowings (net of short-term financing costs)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15.9	15.5
Cash outflows	(16.0)
Currency translation	0.3	(0.1)
Other non-cash changes	16.0	0.5
Ending Balance	16.2	15.9
Other liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19.7	21.7
Cash outflows	(10.6)	(11.9)
Currency translation	(0.1)	(0.1)
Other non-cash changes	8.7	9.9
Ending Balance	17.5	19.7
Lease liabilities (current and non-current)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	75.1	80.6
Cash outflows	(15.3)	(15.9)
Currency translation	6.0	(1.3)
Other non-cash changes	15.7	11.6
Ending Balance	$ 81.5	$ 75.1